Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 14:- SHARE-BASED COMPENSATION

a.	Expense recognized in the financial statements:

The expense that was recognized for services received from employees, directors and service providers as equity-settled share-based payment is as follows:

				Convenience translation
	Year ended December 31,			Year ended December 31,
	2019	2020	2021	2021
	N I S			U.S. dollars

Research and development	1,907	2,056	1,045	336
Marketing, general and administrative	1,777	7,416	7,859	2,527

Total share-based compensation	3,684	9,472	8,904	2,863

b.	Share-based payment plan for employees and directors:

Options granted under the Company’s 2005 Israeli Share Option Plan (“Plan”) were exercisable in accordance with the terms of the Plan, within 10 years from the date of grant, against payment of an exercise price. The options generally vest over a period of three or four years.

In March 2018, the Company’s Board of Directors approved the adoption of the Company’s 2018 Israeli Share Option Plan (“2018 Plan”) for the grant of options and restricted shares (“RSU”) to employees, directors and service providers. The options are exercisable within 10 years from the date of grant, against payment of the exercise price, in accordance with the terms of the 2018 Plan. The options generally vest over a period of three or four years.

Option grants:

a.	On April 30, 2019, the Company granted options to purchase 108,000 ADSs (4,320,000 options) to board members and officers which vest over a period of three years at an

b.	exercise price of $ 7.976 per ADS. The fair value of the options as of the date of grant totaled approximately NIS 1,414 ($ 391).

c.	On April 30, 2019, the Company also granted 215,833 ADSs (8,633,310 RSU) to the CEO of which 60% vested immediately, 20% will be vested on March 2020 and the additional 20% will vest on March 2021. The fair value of the options as of the date of grant totaled approximately NIS 2,826 ($ 782).

d.	On June 11, 2020, the Company’s Board of Directors ratified the grant of options to 23 employees to purchase an aggregate 141,400 ADS (5,656,000 Ordinary shares) at an exercise price of $7.28 – $8.076 per ADS. The options were originally approved pursuant to a delegation of authority granted by the Board of Directors to Company management in April 2018 to grant a pool of options with an exercise price of $7.98 and other terms approved by the Board of Directors at the time of delegation. The total value of the grant was NIS 4,190 ($ 1,218)

e.	On the same day, the Company’s Board of Directors approved a grant to an advisor to purchase 72,000 ADS (2,880,000 Ordinary shares) at an exercise price of $18.06 per ADS in three tranches. The first tranche of 32,400 ADS’s was vested on May 31,2020, the second tranche of 25,200 ADS was vested on September 30, 2020 and the third tranche of 14,400 ADS’s will be vested on December 31, 2020. The options will expire four years from the commencement vesting date of each tranche. The total value of the grant was NIS 2,783 ($ 809).

f.	On September 2, 2020 the Company granted fully vested 5,000 RSU representing 5,000 ADS’s to a board member. The total value of the grant was NIS 660 (approximately $ 196).

g.	On September 2, 2020, the Company granted options to purchase 82,000 ADSs (3,280,000 options) to board member which vest over a period of three years at an exercise price of $ 48.04 per ADS. The fair value of the options as of the date of grant totaled approximately NIS 6,662 ($ 1,979).

h.	On September 2, 2020, the Company granted options to purchase 7,000 ADSs (280,000 options) to officer which vest over a period of three years at an exercise price of $ 41.08 per ADS. The fair value of the options as of the date of grant totaled approximately NIS 571 ($ 170).

i.	On September 2, 2020 the Company amended an option agreement with a board member dated as of May 28, 2019. The vesting date accelerated to September 2, 2020. The total value of the option acceleration was NIS 30 (approximately $ 9).

j.	On April 6, 2021, the Company granted options to purchase 160,000 ADS (6,400,000 options) to the chairman of the board which vest in equal monthly installments over a period of three years at an exercise price of $ 6.95 per ADS. The fair value of the said ADS is approximately $614 (approximately NIS 1,909).

k.	On April 6, 2021, the Company granted options to purchase 150,000 ADS (6,000,000 options) to board members which vest in equal monthly installments over a period of three years at an exercise price of $ 6.95 per ADS. The fair value of the said ADS is approximately $421 (approximately NIS 1,309).

l.	On April 6, 2021, the Company granted 30,000 RSUs representing 30,000 ADS’s to board members. which vest in equal monthly installments over a period of three years. The fair value of the said RSUs is approximately $115 (approximately NIS 358).

m.	On May 25, 2021 the Company granted 600,000 RSUs representing 600,000 ADS’s to the new CEO, which will vest over a period of five years. The fair value of the said RSUs was approximately $1,626 (approximately NIS 5,057).

n.	On May 25, 2021, the shareholders approved the amendment to the following options held by directors of the Company, as follows: Mr. Mark Germain (130,710 options), Prof. Avner Rotman (20,000 options), Mr. Adi Raviv (18,000 options), Prof. George H. Lowell (20,000 options), Dr. Morris Laster (18,000 options), Dr. Yael Margolin (18,000 options) and Mr. Isaac Devash (18,000 options) as follows:

a.	accelerated vesting and the ability to immediately exercise such options in the event of change of control; and

b.	to the extent vested, allow the options to be exercised during the existing ten (10) year terms of the options in the event of the foregoing director’s termination of service to the Company without cause.

The fair value of the said changes was approximately $3 (approximately NIS 10).

o.	On October 17, 2021, the board approve the issuance of 124,600 RSUs representing 600,000 ADS’s to the Company employees in exchange of their options, in a way that for each option exchanged a new RSU will be issued. The fair value of the said issuance was $156 (approximately NIS 505).

On the same day the board approve the issuance of 10,000 RSUs representing 10,000 ADS’s to the Company employees. The fair value of the said issuance was $23 (approximately NIS 74).

The following table presents the number of share options, the weighted average exercise prices of share options and changes that were made in the option plan to employees and directors:

	2019		2020		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	16,647,903	0.75	14,213,400	0.75	24,869,400	0.69
Granted	4,320,000	0.69	12,096,000	1.87	12,400,000	0.54
Exercised	-	-	(240,000)	0.68	-	-
Expired	(6,754,503)	0.75	(1,200,000)	0.68	(9,099,800)	1.42

Outstanding at end of year	14,213,400	0.73	24,869,400	0.78	28,169,600	1.57

Exercisable at end of year	5,310,000	0.75	11,587,867	0.69	15,362,360	1.42

The weighted average share price on the date of exercise of the share options was NIS 0.78 in 2020. No share options exercised during 2021.

The weighted average remaining contractual life for the share options outstanding as of December 31, 2021 was 16.3 years (as of December 31, 2020: 6.1 years).

The range of exercise prices for share options outstanding as of December 31, 2021 was NIS 0.45 - NIS 1.325 (as of December 31, 2020 was NIS 0.45 - NIS 1.325)

c.	The fair value of the Company’s share options granted to employees, directors and service providers for the years ended December 31, 2019, 2020 and 2021 was estimated using the binominal option pricing model using the following assumptions:

	Years ended December 31
	2019	2020	2021

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	57	66	110
Risk-free interest rate (%)	2.3	0.7-0.8	1.7
Expected life of share options (years)	7.5	6-7	10
Share price (NIS)	24.07	7.05-18	0.3
ADS $	6.66	2.2-5.6	3.84

The expected life of the share options is based on the midpoints between the available exercise dates (the end of the vesting periods) and the last available exercise date (the contracted expiry date), as adequate historical experience is still not available to provide a reasonable estimate.